UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment /_/; Amendment number:__
This amendment (check only one.):    /_/  is a restatement.
                                     /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Emerging Global Advisors, LLC

Address:     171 East Ridgewood Avenue
             Ridgewood, NJ 07450

Form 13F File Number: [ ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:  Robert C. Holderith
Title: President
Phone: (201) 214-5559

Signature, place, and date of signing:

/s/ Robert C. Holderith
-----------------------
Robert C. Holderith
Ridgewood, NJ
February 13, 2013

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

     0

FORM 13F Information Table Entry Total:

     38

FORM 13F Information Table Value Total:

     $191279.60 (thousands)


List of other included managers:

Provide a numbered list of the name(s) and FORM 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

Name of Reporting Manager:
Emerging Global Advisors, LLC

Report as of December 31, 2012

Form 13F Information Table








                                                                    Market       Amount        Investment            Voting
                                       Title of                     Value        and Type      Descretion  Other     Authority
Name of Issuer                         Class             CUSIP      ( x $1,000)  of Security*  Sole        Managers  Sole

CIA DE BEBIDAS DAS AMERICAS ADR        SPON ADR PFD      20441W203   75,884.83      1,807,212   1,807,212            1,807,212
AMERICA MOVIL - SERIES L               SPON ADR L SHS    02364W105      785.44         33,943      33,943               33,943
BANCO BRADESCO SA ADR                  SP ADR PFD NEW    059460303      688.13         39,616      39,616               39,616
BAIDU.COM                              SPON ADR REP A    056752108      415.50          4,143       4,143                4,143
BRF - BRASIL FOODS SA ADR              SPONSORED ADR     10552T107   38,234.52      1,811,204   1,811,204            1,811,204
CIA BRASILEIRA DE DISTRIBUICAO GRUPO
 PAO DE ACUCAR                         SPN ADR PFD CL A  20440T201   18,744.17        422,261     422,261              422,261
CIA ENERGETICA DE MINAS GERAIS - ADR   SP ADR N-V PFD    204409601      294.14         27,085      27,085               27,085
CTRIP.COM INTERNATIONAL LTD            AMERICAN DEP SHS  22943F100   11,095.29        486,849     486,849              486,849
CEMEX SA NEW - ADR - CPO               SPON ADR NEW      151290889      268.98         27,252      27,252               27,252
CENTRAIS ELETRICAS BRASILEIRAS SA ADR  SPONSORED ADR     15234Q207       46.80         14,999      14,999               14,999
ECOPETROL SA-SPONSORED ADR             SPONSORED ADS     279158109    3,797.40         63,640      63,640               63,640
NEW ORIENTAL EDUCATION & TECHN         SPON ADR          647581107    8,515.28        438,254     438,254              438,254
CIA PARANAENSE DE ENERGIA ADR          SPON ADR PFD      20441B407    1,326.19         86,397      86,397               86,397
ENERSIS SA ADR                         SPONSORED ADR     29274F104      348.07         19,104      19,104               19,104
EMPRESA NACIONAL DE ELECTRICIDAD
 SA/CHILE ADR                          SPONSORED ADR     29244T101      296.13          6,067       6,067                6,067
FOMENTO ECONOMICO MEXICANO S.A.
 DE C.V.-ADR                           SPON ADR UNITS    344419106      689.39          6,846       6,846                6,846
GOLD FIELDS LTD                        SPONSORED ADR     38059T106      154.70         12,386      12,386               12,386
GERDAU SA                              SPON ADR REP PFD  373737105      668.17         74,324      74,324               74,324
HDFC BANK LTD ADR                      ADR REPS 3 SHS    40415F101      346.12          8,500       8,500                8,500
INFOSYS LTD                            SPONSORED ADR     456788108      330.57          7,815       7,815                7,815
ITAU UNIBANCO HOLDING SA ADR           SPON ADR REP PFD  465562106      761.49         46,263      46,263               46,263
LATAM AIRLINES GRP SP ADR              SPONSORED ADR     51817R106   21,202.99        899,957     899,957              899,957
MOBILE TELESYSTEMS -SP ADR             SPONSORED ADR     607409109      337.62         18,103      18,103               18,103
MINDRAY MEDICAL INTERNATIONAL          SPON ADR          602675100      274.25          8,387       8,387                8,387
OI SA ADR                              SPON ADR REP PFD  670851203       95.12         23,720      23,720               23,720
PETROLEO BRASILEIRO SA - ADR           SPONSORED ADR     71654V408    1,009.46         51,847      51,847               51,847
DR REDDY'S LABORATORIES LTD ADR        ADR               256135203      275.54          8,277       8,277                8,277
CIA DE SANEAMENTO BASICO DO ESTADO
 DE SAO PAULO                          SPONSORED ADR     20441A102      254.39          3,044       3,044                3,044
CIA SIDERURGICA NACIONAL               SPONSORED ADR     20440W105      476.24         80,718      80,718               80,718
STERLITE INDUSTRIES INDIA              ADS               859737207      216.70         25,168      25,168               25,168
TELEKOMUNIKASI INDONESIA TBK P         SPONSORED ADR     715684106      378.44         10,242      10,242               10,242
TATA MOTORS LTD ADR                    SPONSORED ADR     876568502      240.64          8,379       8,379                8,379
GRUPO TELEVISA S.A. SPONSORED A.D.R.   SPON ADR REP ORD  40049J206      207.43          7,804       7,804                7,804
ULTRAPAR PARTICIPACOES SA ADR          SP ADR REP COM    90400P101      452.48         20,309      20,309               20,309
VALE SA - ADR                          ADR               91912E105    1,466.97         69,989      69,989               69,989
VALE SA ADR                            ADR REPSTG PFD    91912E204      315.32         15,533      15,533               15,533
TELEF BRASIL - ADR                     SPONSORED ADR     87936R106      294.88         12,256      12,256               12,256
WIPRO LTD ADR                          SPON ADR 1 SH     97651M109       89.81         10,252      10,252               10,252





* All the securities listed within this column are stated as "SH".